Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 24,006	$ 17,221
Marketable securities	583	0
Accounts receivable, net	17,586	11,046
Accounts receivable, net related party	1,571	0
Inventory	7,586	3,604
Prepaid Expenses and Other Current Assets	31,768	39,772
Total Current Assets	83,100	71,643
Non-Current Assets
Vessels, Net	1,022,793	988,263
Investment in joint venture	61	0
Related party receivables	18,941	0
Other Non-current Assets	490	23,177
Total Non-current Assets	1,042,285	1,011,440
Total Assets	1,125,385	1,083,083
Current Liabilities
Accounts Payable	4,378	2,035
Accounts Payable, related party	926	899
Accrued Liabilities	12,642	4,060
Total Current Liabilities	17,946	6,994
Long-term Debt	230,000	75,000
Deferred Compensation Liability	9,876	8,134
Total Liabilities	257,822	90,128
Commitments and Contingencies	0	0
Shareholders' Equity
Common Stock, par value $0.01 per Share; 90,000,000 and 51,200,000 shares authorized, 47,303,394 and 46,898,782 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	473	469
Additional Paid-in Capital	12,867	11,480
Contributed Surplus	926,733	981,815
Accumulated other Comprehensive Loss	(212)	0
Retained Earnings	(72,298)	(809)
Total Shareholders' Equity	867,563	992,955
Total Liabilities and Shareholders' Equity	$ 1,125,385	$ 1,083,083